FINANCE LEASES - Changes in finance lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finance Lease Obligations [Roll Forward]
Balance as of January 1, 2023	$ 105,975
Additions	0
Repayments	(12,418)
Interest expense on obligations under finance lease	3,266
Balance as of June 30, 2023	96,823
Current portion	19,007	$ 18,387
Non-current portion	$ 77,816	$ 87,588